The Gabelli Focus Five Fund

Schedule of Investments — June 30, 2020 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 90.1%
	Aerospace and Defense — 1.9%
15,000	Aerojet Rocketdyne Holdings Inc.†	$594,600

	Automotive: Parts and Accessories — 3.7%
15,000	Aptiv plc	1,168,800

	Building and Construction — 7.2%
75,000	Herc Holdings Inc.†	2,304,750

	Business Services — 3.4%
35,000	Macquarie Infrastructure Corp.	1,074,150

	Cable and Satellite — 4.8%
16,000	EchoStar Corp., Cl. A†	447,360
37,500	Liberty Media Corp.- Liberty Formula One, Cl. A†	1,094,250

		1,541,610

	Computer Software and Services — 6.2%
1,400	Alphabet Inc., Cl. C†	1,979,054

	Consumer Services — 6.9%
9,500	GCI Liberty Inc., Cl. A†	675,640
42,500	ServiceMaster Global Holdings Inc.†	1,516,825

		2,192,465

	Diversified Industrial — 5.8%
25,000	Colfax Corp.†.	697,500
70,000	Ferro Corp.†	835,800
850	Roper Technologies Inc	330,021

		1,863,321

	Energy and Utilities — 7.0%
43,500	NextEra Energy Partners LP	2,230,680

	Entertainment — 3.7%
203,600	Sirius XM Holdings Inc.	1,195,132

	Financial Services — 8.8%
25,000	Apollo Global Management Inc	1,248,000
7,500	E*TRADE Financial Corp	372,975
70,000	New York Community Bancorp Inc	714,000
2,750	PayPal Holdings Inc.†	479,134

		2,814,109

	Food and Beverage — 12.3%
69,000	Maple Leaf Foods Inc.	1,449,020

Shares		Market Value

16,500	Mondelēz International Inc., Cl. A	$843,645
18,500	Post Holdings Inc.†	1,620,970

		3,913,635

	Health Care — 5.2%
120,480	Option Care Health Inc.†	1,672,262

	Hotels and Gaming — 1.1%
20,000	MGM Resorts International	336,000

	Real Estate — 5.8%
7,500	Hannon Armstrong Sustainable Infrastructure Capital Inc., REIT	213,450
60,000	MGM Growth Properties LLC, Cl. A, REIT	1,632,600

		1,846,050

	Retail — 3.4%
12,500	PetIQ Inc.†	435,500
12,500	Shake Shack Inc., Cl. A†	662,250

		1,097,750

	Telecommunications — 2.9%
9,000	T-Mobile US Inc.†	937,350

	TOTAL COMMON STOCKS	28,761,718

	RIGHTS — 0.0%
	Telecommunications — 0.0%
10,000	T-Mobile US Inc., expire 07/27/20†	1,680

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 9.9%
$3,170,000	U.S. Treasury Bills, 0.050% to 0.160%††, 07/16/20 to 10/01/20	3,169,493

	TOTAL INVESTMENTS — 100.0% (Cost $24,936,396)	$31,932,891

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

REIT	Real Estate Investment Trust

1